Policyholder liabilities and unallocated surplus - Analysis of movements (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position, beginning balance	£ 411,243
Unallocated surplus of with-profits funds on the consolidated statement of financial position, beginning balance	16,951
Policyholder liabilities on the consolidated statement of financial position, ending balance	405,482
Unallocated surplus of with-profits funds on the consolidated statement of financial position, ending balance	17,283
Operating segments excluding intra-group amounts
Analysis of movements in policyholder liabilities and unallocated surplus
Total Beginning Balance	435,629	£ 409,714
Policyholder liabilities on the consolidated statement of financial position, beginning balance	411,211	388,996
Unallocated surplus of with-profits funds on the consolidated statement of financial position, beginning balance	16,951	14,317
Group's share of policyholder liabilities of joint ventures and associates, beginning balance	7,467	6,401
Reclassification of reinsured UK annuity contracts as held for sale	(12,002)
Premiums	20,322	21,603
Surrenders	(10,946)	(10,395)
Maturities/deaths	(5,413)	(5,532)
Net flows	3,963	5,676
Shareholders' transfers post-tax	(154)	(142)
Investment-related items and other movements	(2,253)	16,626
Foreign exchange translation differences	5,154	(10,834)
Total Ending Balance	430,337	421,040
Policyholder liabilities on the consolidated statement of financial position, ending balance	405,445	398,980
Unallocated surplus of with-profits funds on the consolidated statement of financial position, ending balance	17,283	15,090
Group's share of policyholder liabilities of joint ventures and associates, ending balance	7,609	6,970
Average Policy liability	415,866	400,674
Operating segments excluding intra-group amounts | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities, beginning balance	274,493	266,635
Reclassification of reinsured UK annuity contracts as held for sale	(12,002)
Premiums	11,058	12,607
Surrenders	(8,536)	(7,906)
Maturities/deaths	(2,790)	(2,894)
Net flows	(268)	1,807
Investment-related items and other movements	(1,057)	10,536
Foreign exchange translation differences	4,448	(9,668)
Policyholder liabilities, ending balance	265,614	269,310
Policyholder liabilities on the consolidated statement of financial position, ending balance	258,005	262,340
Group's share of policyholder liabilities of joint ventures and associates, ending balance	7,609	6,970
Unallocated to a segment (other operations)
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position, beginning balance	32
Policyholder liabilities on the consolidated statement of financial position, ending balance	37
Unallocated to a segment (other operations) | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position, ending balance	37
Deductions for intra-group reinsurance
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position, ending balance	(1,181)	1,271
Asia insurance operations | Operating segments excluding intra-group amounts
Analysis of movements in policyholder liabilities and unallocated surplus
Total Beginning Balance	73,839	62,784
Policyholder liabilities on the consolidated statement of financial position, beginning balance	62,898	53,716
Unallocated surplus of with-profits funds on the consolidated statement of financial position, beginning balance	3,474	2,667
Group's share of policyholder liabilities of joint ventures and associates, beginning balance	7,467	6,401
Premiums	6,247	5,699
Surrenders	(1,547)	(1,508)
Maturities/deaths	(838)	(880)
Net flows	3,862	3,311
Shareholders' transfers post-tax	(27)	(27)
Investment-related items and other movements	(1,349)	4,288
Foreign exchange translation differences	690	(2,035)
Total Ending Balance	77,015	68,321
Policyholder liabilities on the consolidated statement of financial position, ending balance	65,640	58,348
Unallocated surplus of with-profits funds on the consolidated statement of financial position, ending balance	3,766	3,003
Group's share of policyholder liabilities of joint ventures and associates, ending balance	7,609	6,970
Average Policy liability	71,807	62,718
Asia insurance operations | Operating segments excluding intra-group amounts | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities, beginning balance	37,402	32,851
Premiums	3,266	2,801
Surrenders	(1,383)	(1,335)
Maturities/deaths	(420)	(450)
Net flows	1,463	1,016
Investment-related items and other movements	(718)	1,912
Foreign exchange translation differences	1	(739)
Policyholder liabilities, ending balance	38,148	35,040
Policyholder liabilities on the consolidated statement of financial position, ending balance	30,539	28,070
Group's share of policyholder liabilities of joint ventures and associates, ending balance	7,609	6,970
Asia insurance operations | Operations within segments
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position, ending balance	66,821	59,619
Unallocated surplus of with-profits funds on the consolidated statement of financial position, ending balance	3,766
Jackson (US insurance operations) | Operating segments excluding intra-group amounts
Analysis of movements in policyholder liabilities and unallocated surplus
Total Beginning Balance	180,724	177,626
Policyholder liabilities on the consolidated statement of financial position, beginning balance	180,724	177,626
Premiums	7,111	8,148
Surrenders	(5,953)	(5,071)
Maturities/deaths	(1,076)	(1,119)
Net flows	82	1,958
Investment-related items and other movements	(103)	7,124
Foreign exchange translation differences	4,447	(8,929)
Total Ending Balance	185,150	177,779
Policyholder liabilities on the consolidated statement of financial position, ending balance	185,150	177,779
Average Policy liability	182,937	177,702
Jackson (US insurance operations) | Operating segments excluding intra-group amounts | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities, beginning balance	180,724	177,626
Premiums	7,111	8,148
Surrenders	(5,953)	(5,071)
Maturities/deaths	(1,076)	(1,119)
Net flows	82	1,958
Investment-related items and other movements	(103)	7,124
Foreign exchange translation differences	4,447	(8,929)
Policyholder liabilities, ending balance	185,150	177,779
Policyholder liabilities on the consolidated statement of financial position, ending balance	185,150	177,779
Jackson (US insurance operations) | Operations within segments
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position, ending balance	185,150
UK and Europe insurance operations | Operating segments excluding intra-group amounts
Analysis of movements in policyholder liabilities and unallocated surplus
Total Beginning Balance	181,066	169,304
Policyholder liabilities on the consolidated statement of financial position, beginning balance	167,589	157,654
Unallocated surplus of with-profits funds on the consolidated statement of financial position, beginning balance	13,477	11,650
Reclassification of reinsured UK annuity contracts as held for sale	(12,002)
Premiums	6,964	7,756
Surrenders	(3,446)	(3,816)
Maturities/deaths	(3,499)	(3,533)
Net flows	19	407
Shareholders' transfers post-tax	(127)	(115)
Investment-related items and other movements	(801)	5,214
Foreign exchange translation differences	17	130
Total Ending Balance	168,172	174,940
Policyholder liabilities on the consolidated statement of financial position, ending balance	154,655	162,853
Unallocated surplus of with-profits funds on the consolidated statement of financial position, ending balance	13,517	12,087
Average Policy liability	161,122	160,254
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities, beginning balance	56,367	56,158
Reclassification of reinsured UK annuity contracts as held for sale	(12,002)
Premiums	681	1,658
Surrenders	(1,200)	(1,500)
Maturities/deaths	(1,294)	(1,325)
Net flows	(1,813)	(1,167)
Investment-related items and other movements	(236)	1,500
Policyholder liabilities, ending balance	42,316	56,491
Policyholder liabilities on the consolidated statement of financial position, ending balance	£ 42,316	£ 56,491